Statements of Cash Flows	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash Flow Statement [Abstract]
Statements of Cash Flows

19. Statements of cash flows

(1) Cash generated from operations for the years ended December 31, 2017 and 2016 are as follows:

	2017		2016
		(In millions of Korean won)
Profit for the year	~~W~~	13,314	~~W~~	587
Depreciation expense		375		340
Amortization expense		145		176
Bad debt expenses		74		1
Unrealized foreign currency loss		671		765
Loss on retirement and disposal of property and equipment		37		—
Impairment losses on intangible assets		230		5
Post-employment benefit expense		164		(19)
Income tax expense		1,144		3,240
Unrealized foreign currency gain		(288)		(269)
Interest income		(554)		(522)
Gain on disposal of property and equipment		(2)		(2)
Change in accounts receivables		(27,786)		(6,363)
Change in other receivables		12		(445)
Change in prepaid expenses		(1,390)		(186)
Change in other current assets		(400)		259
Change in other non-current assets		(449)		(825)
Change in accounts payables		35,046		1,709
Change in deferred revenue		1,980		1,304
Change in withholdings		1,239		11
Change in accrued expenses		187		(85)
Change in other current liabilities		68		(5)
Change in long-term deferred revenue		4,111		5,537
Change in other non-current liabilities		261		—
Total	~~W~~	28,189	~~W~~	5,213

(2) Significant non-cash transactions for the years ended December 31, 2017 and 2016 are as follows:

	2017		2016
		(In millions of Korean won)
Reclassification of other non-current assets to property and equipment	~~W~~	—	~~W~~	16
Reclassification of other non-current assets to intangible assets		12		9